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December 22, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:  Rule 24f-2 Notice for
     IDS International Fund, Inc.
     SEC File No. 2-92309/811-4075

Commissioners:

[i]       In accordance with the provisions of Rule 24f-2, IDS
          International Fund, Inc. hereby files its Rule 24f-2
          Notice for the fiscal year ended October 31, 1995
          ("Fiscal Year").

[ii]      Amount of securities registered other than
          under 24f-2 which were unsold at the
          beginning of the fiscal year*                $0

[iii]     Amount of securities registered during the
          fiscal year other than under 24f-2**         $0

[iv]      Amount of securities sold during the fiscal
          year***                                      $364,617,862

[v]       Amount of securities sold pursuant to 24f-2  $364,617,862

[vi]      Fee      364,617,862  /    2900              $125,730.30

*            0 shares  x      $10.64 on December 19, 1995
**           0 shares  x      $10.64 on December 19, 1995
***       Sales of   $916,592,821 minus redemptions of $551,974,959

Enclosed please find an opinion of counsel.

A check for the filing in the amount of $125,730.30 has been wired electronically.

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If there are any questions, please contact the undersigned.

Very truly yours,

IDS INTERNATIONAL FUND, INC.

/s/ Leslie L. Ogg

Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/TA/cah

Enclosures